Memorandum items - Commitments and contingencies (Details) € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)
Contingent Liabilities And Contingent Commitments [Member]
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		€ 323,724		€ 304,195		€ 287,087
Loans commitment granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		241,179		218,083	[1]	207,671
Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		13,650		11,723	[1]	14,499
Financial guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		13,619		11,557		14,287
Credit derivatives sold
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		31		166		212
Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		68,895		74,389	[1]	64,917
Technical Guarantees
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		33,890		35,154		30,273
Other contingent commitments
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		35,005		39,235		34,644
Financial instruments credit-impaired
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts						1,327
Financial instruments credit-impaired | Loans commitment granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		352		298		81
Financial instruments credit-impaired | Financial guarantees granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		154		181		254
Financial instruments credit-impaired | Other commitments granted
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		747		983		992
Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		1,253	$ 5,324	1,462
Financial instruments not credit-impaired | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts | $	$ 316,116		297,409
Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		6,355
Provision for contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions						€ 617
Provision for contingent liabilities and commitments | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Other provisions		177		€ 265
Provision for contingent liabilities and commitments | Financial instruments not credit-impaired | Next 12 months
Disclosure of contingent liabilities [line items]
Other provisions		417	382
Provision for contingent liabilities and commitments | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of contingent liabilities [line items]
Other provisions		€ 145	$ 132

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).